UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management LLP
Address:          40 Grosvenor Place
                  London, SW1X 7AW, UK


Form 13F File Number:    028-11935
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles Olver
Title:            Head of Compliance
Phone:            +44 20 3180 3040

Signature, Place and Date of Signing:


     /s/ Charles Olver                 London, UK          February 17, 2009
---------------------------         -----------------      -----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ----------------------------

Form 13F Information Table Entry Total:                        15
                                                  ----------------------------

Form 13F Information Table Value Total:                     $128,918
                                                  ----------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                   BLUECREST CAPITAL MANAGEMENT LLP
                                                               FORM 13F
                                                    Quarter Ended December 31, 2008


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                              CLASS                       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                              -----                       ------    -------   ---  ----  ----------   -----    --------------------
NAME OF ISSUER                TITLE             CUSIP   (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                -----             -----   ---------   -------   ---  ----  ----------  --------   ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1   5,503  18,500,000 PRN           SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM               172967101   2,013     300,000 SH   CALL     SOLE                300,000
-----------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                 COM               12572Q105   1,665       8,000 SH            SOLE                  8,000
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CONSTELLATION ENERGY GROUP I  COM               210371100   4,393     175,103 SH            SOLE                175,103
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E TRADE FINANCIAL CORP        COM               269246104     345     300,000 SH   CALL     SOLE                300,000
-----------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                   COM               292764107     197      26,447 SH            SOLE                 26,447
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                 COM               368710406     415       5,000 SH            SOLE                  5,000
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HEALTH CARE REIT INC          NOTE 4.750% 7/1   42217KAQ9  17,101  18,000,000 PRN           SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                 COM               447011107     396     115,000 SH            SOLE                115,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    MSCI EMERG MKT    464287234   2,122      85,000 SH            SOLE                 85,000
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ISHARES TR                    MSCI EMERG MKT    464287234  74,910   3,000,000 SH    PUT     SOLE              3,000,000
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MOLECULAR INSIGHT PHARM INC   COM               60852M104     106      24,671 SH            SOLE                 24,671
-----------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC               DBCV 2.750%10/1   725906AK7  19,135  12,500,000 PRN           SOLE                               NONE
-----------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP         COM               88033G100     437     380,000 SH            SOLE                380,000
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TRW AUTOMOTIVE HLDGS CORP     COM               87264S106     180      50,000 SH            SOLE                 50,000
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